Accounts Receivables, net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivables, net	Accounts receivable are summarized as follows:

	2016	2015
Accounts receivable from third parties	1,035	1,048
Allowance for doubtful accounts	(2)	(1)

	1,033	1,047